Contingent liabilities and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities and commitments	The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-
balance sheet:

	2024	2023
	£m	£m
Guarantees and letters of credit pledged as collateral security	16,713	17,353
Performance guarantees, acceptances and endorsements	8,633	7,987
Total contingent liabilities and financial guarantees	25,346	25,340
Of which: Financial guarantees and letters of credit carried at fair value	988	1,266

Documentary credits and other short-term trade related transactions	1,433	2,352
Standby facilities, credit lines and other commitments	421,716	388,085
Total commitments[1]	423,149	390,437
Of which: Loan commitments carried at fair value	15,350	15,203
Note:
1Includes exposures relating to financial assets classified as assets held for sale.